INCOME TAXES Schedule of tax effects of temporary differences that give rise to significant future tax assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets
Property and equipment	$ 3,014	$ 3,664
Non capital loss carry-forwards	74,269	76,780
Capital loss carry-forwards	4,778	2,416
Scientific research and development expenses and credits	23,250	28,081
Reserves and other	12,086	14,201
Acquired Intangibles	1,629	1,178
Future income tax assets ,Total	119,026	126,320
Valuation allowance	110,802	116,880
Total	8,224	9,440
Assets
Current	4,779	2,391
Non-current	3,898	7,176
Liabilities
Non-current	(453)	(127)
Total	$ 8,224	$ 9,440